Segment Information - Summary of Sales to Individual Customers that Exceed 10% of Annual Metal Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Revenue	$ 952,196	$ 1,082,286
Metal
Disclosure of major customers [line items]
Revenue	$ 900,075	$ 1,051,443
Total revenue from major customers as percentage of total revenue	94.50%	97.20%
Customer 1 | Metal
Disclosure of major customers [line items]
Revenue	$ 582,584	$ 521,476
Customer 2 | Metal
Disclosure of major customers [line items]
Revenue	206,706	0
Customer 3 | Metal
Disclosure of major customers [line items]
Revenue	110,785	264,277
Customer 4 | Metal
Disclosure of major customers [line items]
Revenue	$ 0	$ 265,690